Eagle Point Credit Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In January 2022, the Registrant issued 5.375% Notes due 2029 (“Series 2029 Notes”).  A description of the terms of the Series 2029 Notes is included under the headings “Description of the Notes” and “U.S. Federal Income Tax Matters” in the Registrant’s prospectus supplement dated January 13, 2022 and filed with the Securities and Exchange Commission on January 14, 2022 (SEC Accession No. 0001104659-22-004410), which description is incorporated by reference herein.